Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2050 Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R2 Return After Taxes on Distributions Past 1 Year	Class R2 Return After Taxes on Distributions Past 5 Years	Class R2 Return After Taxes on Distributions Past 10 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R3 Past 1 Year	Class R3 Past 5 Years	Class R3 Past 10 Years	Class R4 Past 1 Year	Class R4 Past 5 Years	Class R4 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	S&P TARGET DATE 2050 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P TARGET DATE 2050 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P TARGET DATE 2050 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	JPM SMARTRETIREMENT 2050 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	JPM SMARTRETIREMENT 2050 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	JPM SMARTRETIREMENT 2050 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	14.74%	10.47%	8.97%	13.60%	9.16%	7.84%	9.48%	8.05%	6.97%	15.00%	10.71%	9.22%	15.28%	10.96%	9.41%	15.49%	11.14%	9.57%	15.59%	11.24%	9.64%	13.86%	11.44%	9.67%	13.11%	11.36%	9.57%